Financial Instruments (Details Narrative) - USD ($)			12 Months Ended
	Apr. 05, 2024	Apr. 10, 2023	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Volatility	87.98%	79.30%
Risk-free weighted interest rate	3.58%	2.92%
Long-term deposit				$ 459
Long-term deposit				134
Long-term deposit				325
Description related to credit risk and concentration risk			Accounts receivables are recorded at the invoiced amount, do not bear interest, and do not require collateral. For the year ended September 30, 2024, two customers accounted for $38.9 million or 87.21% of revenue (2023 one customer accounted for $42 million or 94%). As of September 30, 2024, two customers accounted for 96 % of accounts receivable (2023 one customer accounted for 85%).
[Cash]			$ 159,000	$ 175,000
Description related to foreign exchange rate			Canadian foreign exchange rate changed by 2% this would change the recorded net gain(loss) by $174 (September 30, 2023-$173)
Derivatives Liabilities [Member]
IfrsStatementLineItems [Line Items]
Fair Value of Warrants			$ 3,300,000
Expected life of warrants			3 years
Volatility			85.58%
Risk-free weighted interest rate			3.87%
Annual dividend yield			0.00%
Key Valuation Inputs Andassumptions [Member]
IfrsStatementLineItems [Line Items]
Expected life of warrants			1 year 1 month 6 days
Volatility			52.72%
Risk-free weighted interest rate			2.94%
Annual dividend yield			0.00%